Interests in associates and joint ventures	6 Months Ended
Jun. 30, 2026
Interests In Other Entities [Abstract]
Interests in associates and joint ventures

10	Interests in associates and joint ventures
At 30 June 2026, the carrying amount of HSBC’s interests in associates and joint ventures was $31,333m (31 December 2025: $29,577m).

Principal associates of HSBC
	At 30 Jun 2026		At 31 Dec 2025
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	24,141	12,149	22,456	11,713
Saudi Awwal Bank	5,608	5,486	5,511	5,499
1Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

Share of profit in associates and joint ventures
	Half-year to
	30 Jun 2026	30 Jun 2025
	$m	$m
Bank of Communications Co., Limited	1,187	1,260
Saudi Awwal Bank	322	345
Other associates and joint ventures	50	46
Share of profit in associates and joint ventures	1,559	1,651
Less: Impairment of interest in BoCom	—	(1,000)
Bank of Communications Co., Limited
HSBC’s interest
The Group maintains a 16.00% interest in Bank of Communications Co., Limited (‘BoCom’). The Group’s investment in BoCom is classified as an associate. Significant influence in BoCom was established with consideration of all relevant factors, including the Group’s shareholding, representation on BoCom’s Board of Directors, and participation in a resource and experience sharing agreement (‘RES’). Under the RES, HSBC staff have been seconded to assist in the maintenance of BoCom’s financial and operating policies. Investments in associates are recognised using the equity method of accounting in accordance with IAS 28 ‘Investments in Associates and Joint Ventures’, whereby the investment is initially recognised at cost and adjusted thereafter for the post-acquisition change in the Group’s share of associate’s net assets. An impairment test is required if there is any indication of impairment or reversal.
The fair value of the Group’s investment in BoCom had been below its carrying amount. At 31 December 2025, the Group retained an impairment of $1.0bn recognised during the year when the recoverable amount as determined by a value in use (’VIU’) calculation was lower than the carrying value.
If the Group did not have significant influence in BoCom, the investment would be carried at fair value rather than the current carrying amount.
Impairment testing
At 30 June 2026, the carrying amount of the investment was $24.1bn (31 December 2025: $22.5bn) with a fair value of $12.1bn (31 December
2025: $11.7bn). The Group has concluded that there was no indication of further significant impairment (or indication that an impairment may no longer exist or may have decreased significantly) since 31 December 2025. As part of this assessment the Group updated the VIU calculation, which supported the case that there was no significant change from the 31 December 2025 position. As a result, no additional impairment to the carrying amount (or reversal of impairment) was made at 30 June 2026.
Basis of recoverable amount
The VIU calculation uses discounted cash flow projections based on management’s best estimates of future earnings available to ordinary shareholders prepared in accordance with IAS 36 ’Impairment of Assets’. Those cash flows used estimates based on BoCom’s current condition and so do not include estimated cash flows arising from uncommitted future actions that may affect the performance of the investment, which will be considered at the relevant time should they arise. Significant management judgement is required in arriving at the best estimate.
The VIU may increase or decrease depending on the effect of changes to model inputs. The main model inputs are described below and are based on factors observed at period-end. The factors that could result in increases or reductions in the VIU include changes in BoCom’s short-term performance, a change in regulatory capital requirements or revisions to the forecast of BoCom’s future profitability.
There are two main components to the VIU calculation. The first component is management’s best estimate of BoCom’s earnings. Forecast earnings growth over the short to medium term continues to be lower than recent (within the last five years) actual growth, and reflects the impact of recent macroeconomic, policy and industry factors in the Chinese mainland. As a result of management’s intent to continue to retain its investment for the long term, earnings beyond the short to medium term are extrapolated into perpetuity using a long-term growth rate to derive a terminal value, which comprises the majority of the VIU. The second component is the capital maintenance charge (‘CMC’), which is management’s forecast of the earnings that need to be withheld in order for BoCom to meet capital requirements over the forecast period, meaning that CMC is deducted when arriving at management’s estimate of future earnings available to ordinary shareholders. The CMC reflects the revised capital requirements arising from revisions of the ratio of risk-weighted assets to total assets assumption. The principal inputs to the
CMC calculation include estimates of asset growth, the ratio of risk-weighted assets to total assets and the expected capital requirements. An increase in the CMC as a result of a change to these principal inputs would reduce VIU. Additionally, management considers other qualitative factors, to ensure that the inputs to the VIU calculation remain appropriate.
Key assumptions in value-in-use calculation
We used a number of assumptions in our VIU calculation, in accordance with the requirements of IAS 36:
–Long-term profit growth rate: 3.00% (31 December 2025: 3.00%) for periods after 2029, which does not exceed forecast GDP growth in the
Chinese mainland and is similar to forecasts by external analysts.
–Long-term asset growth rate: 3.25% (31 December 2025: 3.25%) for periods after 2029, which is the rate that assets are expected to grow to achieve long-term profit growth of 3.00%.
–Discount rate: 7.83% (31 December 2025: 8.08%), which is based on a capital asset pricing model (‘CAPM’) using market data. The discount rate used is within the range of 7.1% to 8.8% (31 December 2025: 7.1% to 8.7%) indicated by the CAPM, and decreased primarily as a consequence of lower beta, partly offset by a higher risk free rate, with both movements driven by market conditions.
–Expected credit losses (‘ECL’) as a percentage of loans and advances to customers: ranges from 0.65% to 0.77% (31 December 2025: 0.67%
to 0.87%) in the short to medium term, reflecting reported credit experience in the Chinese mainland. For periods after 2029, the ratio is 0.83%
(31 December 2025: 0.87%), reflecting the anticipated continuation of BoCom’s lower average ECL as a percentage of loans and advances to customers experienced in recent years and reductions in external analysts' forecasts.
–Risk-weighted assets as a percentage of total assets: 63.0% (31 December 2025: 62.0% to 64.2%) in the short to medium term, reflecting a stable trajectory similar to forecasts by external analysts. For periods after 2029, the ratio is 63.0% (31 December 2025: 62.0%), in line with the increase in BoCom’s actual results in recent years.
–Loans and advances to customers growth rate: ranges from 7.0% to 7.5% (31 December 2025: 7.5% to 8.0%) in the short to medium term, reflecting the decrease in BoCom’s actual results in recent years. Decreases in the forecast growth rate of loans and advances to customers result in lower forecast ECL.
–Operating income growth rate: ranges from 2.8% to 7.0% (31 December 2025: 0.5% to 7.4%) in the short to medium term, which is within the range of BoCom’s actual results in recent years.
–Cost-income ratio: ranges from 36.5% to 39.3% (31 December 2025: 34.8% to 40.0%) in the short to medium term. These ratios are similar to
BoCom’s actual results in recent years and forecasts disclosed by external analysts.
–Long-term effective tax rate: 15.0% (31 December 2025: 15.0%) for periods after 2029, which is higher than the recent historical average, and aligned to the minimum tax rate as proposed by the OECD/Group of 20 (‘G20’) Inclusive Framework on Base Erosion and Profit Shifting.
–Capital requirements: capital adequacy ratio of 12.5% (31 December 2025: 12.5%) and tier 1 capital adequacy ratio of 9.5% (31 December 2025:
9.5%), based on BoCom’s capital risk appetite and capital requirements respectively.
The VIU is highly sensitive to the assumptions above. To indicate the scale of that sensitivity, we also disclose the reasonably possible range of
VIU-based changes to these assumptions. This is based on impacts arising from the favourable/unfavourable change in the operating income in the short to medium term, the expected credit losses as a percentage of loans and advances to customers, and a 50bps increase/decrease in the discount rate. At 30 June 2026, we estimate that the reasonably possible range of VIU is $14.8bn to $32.6bn (31 December 2025: $13.4bn to
$31.0bn), acknowledging that the fair value of the Group’s investment has ranged from $7.5bn to $13.1bn over the last five years as at the date of the impairment test. All other long-term assumptions, and the basis of the CMC, have been kept unchanged when determining the reasonably possible range of the VIU.
Saudi Awwal Bank
The Group’s investment in Saudi Awwal Bank (‘SAB’) is classified as an associate. HSBC is the largest shareholder in SAB with a shareholding of
31%. Significant influence in SAB is established via representation on the Board of Directors. Investments in associates are recognised using the equity method of accounting in accordance with IAS 28, as described previously for BoCom.
Impairment testing
The fair value of the Group’s investment in SAB was below the carrying amount as at 30 June 2026, due to a share price decrease in response to the broader impacts of the conflict in the Middle East. An impairment test on the carrying amount was performed using a VIU calculation. The recoverable amount as determined by the VIU calculation was higher than the carrying amount using discounted cash flow projections. SAB has also had increasing profits each year. On that basis, the Group has concluded there is no indication of impairment.
The VIU calculation was based on management’s best estimates of future earnings available to ordinary shareholders, prepared in accordance with
IAS 36 ‘Impairment of Assets’. Those cash flow projections used estimates based on SAB’s current condition and so do not include estimated cash flows arising from uncommitted future actions that may affect the performance of the investment, which will be considered at the relevant time should they arise.